Document And Entity Information	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	Hub Group, Inc.
Entity Central Index Key	0000940942
Entity Emerging Growth Company	false
Entity File Number	000-27754
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4007085
Entity Address, Address Line One	2001 Hub Group Way
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	271-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	HUBG
Security Exchange Name	NASDAQ